Income taxes - Components of Income Tax (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 28, 2021	Mar. 29, 2020	Mar. 31, 2019
Current income tax expense
Current period	$ 18.5	$ 39.2	$ 45.1
Adjustment in respect of prior periods	2.4	(0.3)	0.0
Current income tax expense	20.9	38.9	45.1
Deferred income tax (recovery) expense
Origination and reversal of temporary differences	(3.3)	(29.4)	(5.7)
Effect of change in income tax rates	(0.1)	2.5	(0.4)
Adjustment in respect of prior periods	(1.7)	0.0	(0.1)
Deferred income tax (recovery) expense	(5.1)	(26.9)	(6.2)
Income tax expense	$ 15.8	$ 12.0	$ 38.9